Finance Cost (Tables)	12 Months Ended
Dec. 31, 2025
Finance Cost [Abstract]
Schedule of Finance Cost
As at December 31,	2025	2024
Interest expense – deferred revenue	$2,562	$-
Interest expense – loans and borrowings	2,367	4,795
Amortisation of finance costs related to loans and borrowings	653	100
Other	155	175
	$5,737	$5,070